BANK LOANS - Short-term bank loans (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
BANK LOANS
Total short-term bank loans	¥ 11,306,258	$ 1,666,336	¥ 11,582,336
Industry and Commercial Bank of China ("ICBC")
BANK LOANS
Total short-term bank loans			10,000,000
China Construction Bank
BANK LOANS
Total short-term bank loans			1,106,009
Industry and Commercial Bank of China ("ICBC") Two
BANK LOANS
Total short-term bank loans			¥ 476,327
Industry and Commercial Bank of China ("ICBC") Three
BANK LOANS
Total short-term bank loans	10,000,000	1,473,818
China Construction Bank Two
BANK LOANS
Total short-term bank loans	1,106,105	163,019
Industry and Commercial Bank of China ("ICBC") Four
BANK LOANS
Total short-term bank loans	¥ 200,153	$ 29,499